UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON June 30, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON June 30, 2012.

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment           [X]; Amendment Number: 4
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Hnilo
Title: Managing Director, General Counsel, A&Q
Phone: (312)525-5243

Signature, Place, and Date of Signing:

/s/ James Hnilo, CHICAGO, IL   August 14, 2012

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5
Form 13F Information Table Value Total:  $111282
					 (x1000)

List of Other Included Managers:  None

NAME OF    TITLE CUSIP     VALUE    SHRS       SH PUT  INVEST  OT VOTING AUTHOR
ISSUER     OF              (x       OR         /  /    MENT    H  SOLE     S N
           CLASS           $1000)   PRN        PR CALL DISCRE  M           H O
                                    AMT        N       TION    GR          A N

DUKE ENERG COM	 26441C105 46774    2484025    SH      DEFIN   1  2484025  0 0
NYSE EURON COM	 629491101 3786	    110489     SH      DEFIN   1  110489   0 0
PROGRESS E COM	 743263105 45654    950932     SH      DEFIN   1  950932   0 0
SOUTHERN U COM	 844030106 13049    325000     SH      DEFIN   1  325000   0 0
TEMPLE INL COM	 879868107 2019	    86300      SH PUT  DEFIN   1  86300    0 0